Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


                Read Instructions at end of Form before preparing
                                     Form.



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1. Name and address of issuer:

VLC Trust (formerly Ocean State Tax-Exempt Fund)
One Regency Plaza, Suite One, Providence, RI 02903


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2. The name of each  series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): x


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3. Investment Company Act File Number: 811-4788

   Securities Act File Number:  33-7788


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4(a).Last day of fiscal year for which this Form is filed:

     October  31, 1997



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4(b).  [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
           Form.

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5.  Calculation of registration fee:

    (i)      Aggregate sale price of securities sold
             during the fiscal year pursuant to
             Section 24(f):                                          $3,630,527

    (ii)     Aggregate price of securities redeemed or
             repurchased during the fiscal year:                     $5,114,146

    (iii)    Aggregate price of securities redeemed or
             repurchased during any prior  fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:            $1,823,932

    (iv)     Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                               -$6,938,078

    (v)      Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                                 $    0
                                                                      ---------

    (vi)     Redemption credits available for use
             in future years - if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                            $(3,307,551)

    (vii)    Multiplier for determining registration fee
             (See Instruction C.9):                                x    .000295

    (viii)   Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):            =$      0
                                                                       -------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

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7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$      0
                                                                     ---------

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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                   =$      0
                                                                     ---------

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9.       Date  the  registration fee  and  any interest payment was sent to the
         Commission's lockbox depository:
                                    Not Applicable
         Method of Delivery:

                          [  ]   Wire Transfer
                          [  ]   Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         s/Kevin M. Oates, Treasurer
                                  ____________________________________________
                                  Kevin M. Oates, Treasurer

Date:    January 13, 1998

     *Please print the name and title of the signing officer below the signature.